Schedule of Investments - September 30, 2021
Hotchkis & Wiley Mid-Cap Value Fund (Unaudited)

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COMMON STOCKS - 98.92%		Held		Value
COMMUNICATION SERVICES - 4.97%
Media - 4.97%
Discovery, Inc. (a)			422,500	$10,254,075
News Corp.			169,600	3,990,688
Omnicom Group, Inc.			55,700	4,036,022
ViacomCBS, Inc.			57,300	2,263,923
TOTAL COMMUNICATION SERVICES				20,544,708

CONSUMER DISCRETIONARY - 12.55%
Auto Components - 6.80%
Adient PLC (a)			273,000	11,315,850
The Goodyear Tire & Rubber Company (a)			418,800	7,412,760
Lear Corp.			11,300	1,768,224
Magna International, Inc.			101,000	7,599,240
				28,096,074
Automobiles - 0.38%
Harley-Davidson, Inc.			42,700	1,563,247

Diversified Consumer Services - 1.05%
H&R Block, Inc.			174,300	4,357,500

Household Durables - 1.08%
Tri Pointe Homes, Inc. (a)			23,500	493,970
Whirlpool Corp.			19,500	3,975,270
				4,469,240
Specialty Retail - 3.24%
Bed Bath & Beyond, Inc. (a)			117,600	2,031,540
The ODP Corp. (a)			282,345	11,338,975
				13,370,515
TOTAL CONSUMER DISCRETIONARY				51,856,576

CONSUMER STAPLES - 0.73%
Personal Products - 0.73%
Herbalife Nutrition Ltd. (a)			71,400	3,025,932
TOTAL CONSUMER STAPLES				3,025,932

ENERGY - 20.39%
Energy Equipment & Services - 2.24%
Frank’s International NV (a)			403,700	1,186,878
Halliburton Company			76,500	1,653,930
NexTier Oilfield Solutions, Inc. (a)			1,193,365	5,489,479
NOV, Inc. (a)			72,000	943,920
				9,274,207
Oil, Gas & Consumable Fuels - 18.15%
APA Corp.			514,500	11,025,735
Cairn Energy PLC (v)			7,218,008	18,213,010
Cenovus Energy, Inc.			247,400	2,488,844
Equitrans Midstream Corp.			265,500	2,692,170
Hess Corp.			78,800	6,155,068
Kosmos Energy Ltd. (a)			4,620,720	13,677,331
Marathon Oil Corp.			495,500	6,773,485
Oasis Petroleum, Inc.			47,300	4,702,566
PDC Energy, Inc.			110,100	5,217,639
Range Resources Corp. (a)			177,100	4,007,773
				74,953,621
TOTAL ENERGY				84,227,828

FINANCIALS - 25.74%
Banks - 12.24%
CIT Group, Inc.			215,924	11,217,252
Citizens Financial Group, Inc.			329,400	15,475,212
First Horizon Corp.			300,700	4,898,403
Popular, Inc.			244,000	18,951,480
				50,542,347
Capital Markets - 4.57%
Credit Suisse Group AG - ADR			622,600	6,138,836
Lazard Ltd.			40,900	1,873,220
Northern Trust Corp.			30,800	3,320,548
State Street Corp.			89,200	7,557,024
				18,889,628
Consumer Finance - 0.71%
SLM Corp.			165,500	2,912,800

Insurance - 8.22%
Alleghany Corp. (a)			2,800	1,748,348
American International Group, Inc.			265,300	14,562,317
CNO Financial Group, Inc.			358,100	8,429,674
Enstar Group Ltd. (a)			22,500	5,281,425
The Hartford Financial Services Group, Inc.			56,000	3,934,000
				33,955,764
TOTAL FINANCIALS				106,300,539

HEALTH CARE - 3.47%
Health Care Providers & Services - 2.97%
Centene Corp. (a)			116,300	7,246,653
Universal Health Services, Inc.			36,300	5,022,831
				12,269,484
Pharmaceuticals - 0.50%
Jazz Pharmaceuticals PLC (a)			15,900	2,070,339
TOTAL HEALTH CARE				14,339,823

INDUSTRIALS - 13.77%
Air Freight & Logistics - 1.91%
Royal Mail PLC (v)			1,398,200	7,907,259

Construction & Engineering - 3.63%
Fluor Corp. (a)			937,800	14,976,666

Machinery - 5.01%
Allison Transmission Holdings, Inc.			104,500	3,690,940
CNH Industrial NV			790,200	13,125,222
PACCAR, Inc.			49,200	3,882,864
				20,699,026
Professional Services - 1.76%
KBR, Inc.			184,400	7,265,360

Road & Rail - 1.46%
AMERCO			9,300	6,008,079
TOTAL INDUSTRIALS				56,856,390

INFORMATION TECHNOLOGY - 11.31%
Communications Equipment - 3.46%
CommScope Holding Company, Inc. (a)			259,100	3,521,169
F5 Networks, Inc. (a)			33,700	6,698,886
Telefonaktiebolaget LM Ericsson - ADR			363,800	4,074,560
				14,294,615
Electronic Equipment, Instruments & Components - 3.88%
Arrow Electronics, Inc. (a)			58,100	6,524,049
Avnet, Inc.			98,300	3,634,151
Corning, Inc.			160,700	5,863,943
				16,022,143
IT Services - 2.27%
Amdocs Ltd.			27,800	2,104,738
Euronet Worldwide, Inc. (a)			57,200	7,280,416
				9,385,154
Technology Hardware, Storage & Peripherals - 1.70%
Hewlett Packard Enterprise Company			491,600	7,005,300
TOTAL INFORMATION TECHNOLOGY				46,707,212

MATERIALS - 1.15%
Chemicals - 1.15%
Huntsman Corp.			160,800	4,758,072
TOTAL MATERIALS				4,758,072

REAL ESTATE - 0.72%
Equity Real Estate Investment Trusts - 0.72%
Pebblebrook Hotel Trust			43,800	981,558
Vornado Realty Trust			47,000	1,974,470
TOTAL REAL ESTATE				2,956,028

UTILITIES - 4.12%
Electric Utilities - 1.83%
NRG Energy, Inc.			185,100	7,557,633

Independent Power and Renewable Electricity Producers - 2.29%
Vistra Corp.			553,200	9,459,720
TOTAL UTILITIES				17,017,353

Total common stocks (Cost $340,266,908)				408,590,461
Total long-term investments (Cost $340,266,908)				408,590,461
		Principal
SHORT-TERM INVESTMENTS - 1.27%		Amount
Time Deposits - 1.27%
Australia and New Zealand Banking Group Ltd., 0.01%, 10/01/2021*			$4,222,200	4,222,200
Citigroup, Inc., 0.01%, 10/01/2021*		GBP	758,737	1,022,322
Total short-term investments (Cost $5,212,095)				5,244,522

Total investments - 100.19% (Cost $345,479,003)				413,834,983

Liabilities in excess of other assets - (0.19)%				(774,276)

Net assets - 100.00%				$413,060,707

(a)	- Non-income producing security.
(v)
- Security was fair valued as a result of market movements following the close of local trading using a third-party vendor’s proprietary fair value pricing model. The total market value of these securities was $26,120,269, which represented 6.32% of net assets. See Security Valuation below.

ADR	- American Depositary Receipt
GBP	- British Pound
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 24 industry groups, 69 industries and 158 sub-industries. Each stock that is classified will have a coding at all four of these levels.

Security Valuation. Portfolio securities that are listed on a U.S. stock exchange or The Nasdaq Stock Market (“NSM”) (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Foreign equity securities (which are principally traded in markets other than the U.S.) are valued based upon the last reported sale price on the primary exchange or market on which they trade as of the close of business of such exchange or market immediately preceding the time of determining the Fund’s net asset value. Fixed-income securities are generally valued on the basis of prices obtained from an approved independent pricing service but may also be valued based on reported transactions on FINRA’s Trade Reporting and Compliance Engine (TRACE) or quotations provided by a broker-dealer. The pricing services may provide a price determined by a matrix pricing method or other analytical pricing models. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by Hotchkis & Wiley Capital Management, LLC (the “Advisor”) under guidelines established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”). The Board has approved the use of a third-party vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the New York Stock Exchange.  When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset value may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of September 30, 2021:

Level 1 --- Quoted prices in an active market:
Common Stocks	$382,470,192
Time Deposits	5,244,522
Level 2 --- Other significant observable market inputs:
Common Stocks:
Energy	18,213,010
Industrials	7,907,259
Level 3 --- Significant unobservable inputs	-

Total Investments	$413,834,983

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.